DIGITAL ALLY HEALTHCARE VENTURE (Tables)	12 Months Ended
Dec. 31, 2023
Healthcare Acquisition [Member]
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF PRELIMINARY FAIR VALUE OF ASSETS ACQUIRED AND LIABILITIES ACQUISITION

	Purchase price allocation
Description	Preliminary as allocated June 30, 2021	Final as allocated June 30, 2022
Assets acquired:
Tangible assets acquired, consisting of acquired cash, accounts receivable and right of use asset	$174,351	$174,351
Intangible assets acquired – client agreements	—	457,079
Goodwill	1,125,000	667,921
Liabilities assumed consisting of a promissory note issued by the selling shareholders which was paid off at closing, net of lease liability assumed	77,158	77,158
Net assets acquired and liabilities assumed	$1,376,509	$1,376,509
Consideration:
Cash paid at Healthcare Acquisition date	$1,026,509	$1,026,509
Contingent consideration earn-out agreement	350,000	350,000

Total Healthcare Acquisition purchase price	$1,376,509	$1,376,509

SCHEDULE OF IDENTIFIABLE INTANGIBLE ASSETS ACQUIRED AND THEIR ESTIMATED USEFUL LIVES

The following table sets forth the components of identifiable intangible assets acquired and their estimated useful lives in years as of the date of acquisition:

	Cost	Amortization through December 31, 2023	Estimated useful life
Identifiable intangible assets:
Client agreements	$457,079	$114,270	10 years

Medical Billing Acquisition [Member]
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF PRELIMINARY FAIR VALUE OF ASSETS ACQUIRED AND LIABILITIES ACQUISITION

	Purchase price allocation
	Preliminary As allocated	Final As allocated
Description	September 30, 2021	September 30, 2022
Assets acquired:
Tangible assets acquired	$401,547	$401,547
Identifiable intangible assets acquired – client agreements	—	206,955
Goodwill	2,920,000	2,713,045
Liabilities assumed pursuant to stock purchase agreement	(401,547)	(401,547)
Net assets acquired and liabilities assumed	$2,920,000	$2,920,000
Consideration:
Cash paid at Healthcare Acquisition date	$2,270,000	$2,270,000
Contingent consideration earn-out agreement	650,000	650,000

Total Healthcare Acquisition purchase price	$2,920,000	$2,920,000

SCHEDULE OF IDENTIFIABLE INTANGIBLE ASSETS ACQUIRED AND THEIR ESTIMATED USEFUL LIVES

The following table sets forth the components of identifiable intangible assets acquired and their estimated useful lives in years as of the date of acquisition:

	Cost	Amortization through December 31, 2023	Estimated useful life
Identifiable intangible assets:
Client agreements	$206,955	$48,290	10 years

Healthcare Acquisition One [Member]
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF PRELIMINARY FAIR VALUE OF ASSETS ACQUIRED AND LIABILITIES ACQUISITION

Description	Amount
Assets acquired:
Tangible assets acquired	$190,631
Goodwill	2,100,000
Liabilities assumed pursuant to stock purchase agreement	(387,005)
Total assets acquired and liabilities assumed	$1,903,626
Consideration:
Cash paid at acquisition date	$1,153,626
Contingent consideration promissory note	750,000

Total acquisition purchase price	$1,903,626

Medical Billing Assets Acquisition [Member]
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF PRELIMINARY FAIR VALUE OF ASSETS ACQUIRED AND LIABILITIES ACQUISITION

Description	Amount
Assets acquired:
Intangible assets acquired – client agreements	$335,000
Total assets acquired and liabilities assumed	$335,000
Consideration:
Cash paid at acquisition date	$230,000
Contingent consideration promissory note	105,000

Total acquisition purchase price	$335,000

SCHEDULE OF IDENTIFIABLE INTANGIBLE ASSETS ACQUIRED AND THEIR ESTIMATED USEFUL LIVES

The following table sets forth the components of identifiable intangible assets acquired and their estimated useful lives in years as of the date of acquisition:

	Cost	Amortization through December 31, 2023	Estimated useful life
Identifiable intangible assets:
Client agreements	$335,000	$64,208	10 years